UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/16

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, a different N-Q reporting requirement.   A separate N-Q Form will be filed for that series, as appropriate.

Dreyfus International Equity Fund

Dreyfus Small Cap Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Australia - 6.6%
ASX	89,503		3,064,812
Commonwealth Bank of Australia	224,419		12,593,933
Evolution Mining	2,550,391		4,446,026
Goodman Group	594,867		3,171,015
LendLease Group	414,854		3,934,256
Qantas Airways	954,359	[a]	2,012,221
Woodside Petroleum	297,863		6,037,773
			35,260,036
Belgium - 1.3%
Anheuser-Busch InBev	54,059		7,106,067
Brazil - 1.0%
APERAM	151,419		5,336,527
Denmark - .5%
Danske Bank	94,893		2,514,545
France - 11.9%
Airbus Group	76,632		4,449,918
Atos	53,151		4,439,651
AXA	170,458		3,424,449
Capgemini	38,701		3,377,521
Carrefour	221,724		5,485,453
Cie Generale des Etablissements Michelin	49,825		4,720,165
Dassault Aviation	2,823		2,834,132
Eiffage	44,860		3,203,625
Engie	22,537		363,714
Orange	791,363		12,926,193
Pernod Ricard	3,036		338,173
Sanofi	166,974		14,035,552
Thales	43,024		3,610,870
Total	12,580		606,631
			63,816,047
Germany - 10.7%
Allianz	58,372		8,316,415
Commerzbank	1,219,740		7,911,321
Continental	45,235		8,500,969
Deutsche Post	136,850		3,820,676

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Germany - 10.7% (continued)
Evonik Industries	191,324		5,694,735
Infineon Technologies	368,286		5,292,470
Merck	72,240		7,354,651
Siemens	55,372		5,672,225
Vonovia	128,304		4,682,511
			57,245,973
Hong Kong - 1.3%
AIA Group	1,158,800		6,982,765
Ireland - 1.2%
Bank of Ireland	16,007,313	[a]	3,335,829
CRH	116,547		3,360,849
			6,696,678
Israel - 1.9%
Teva Pharmaceutical Industries, ADR	198,628		9,977,084
Italy - 2.7%
Enel	2,588,765		11,513,575
Prysmian	126,023		2,762,640
			14,276,215
Japan - 21.8%
Aisin Seiki	191,500		7,773,198
Astellas Pharma	206,800		3,236,273
Chubu Electric Power	394,800		5,621,511
Daiwa House Industry	182,600		5,328,236
Denso	8,800		309,153
East Japan Railway	37,500		3,455,368
Fujitsu	731,000		2,678,729
Japan Airlines	128,300		4,117,981
KDDI	215,900		6,572,281
Mitsubishi Electric	405,000		4,802,156
Mitsubishi UFJ Financial Group	99,100		441,721
Mizuho Financial Group	2,094,400		2,998,509
Murata Manufacturing	48,300		5,418,216
Nintendo	57,200		8,161,589
Nippon Shokubai	45,400		2,590,487
Nippon Telegraph & Telephone	10,500		492,907
Nitto Denko	52,300		3,297,987
Panasonic	1,072,800		9,282,458
Park24	89,800		3,075,566
Seven & i Holdings	248,700		10,383,050
Shionogi & Co.	105,600		5,743,069

Common Stocks - 98.9% (continued)	Shares		Value ($)
Japan - 21.8% (continued)
Sony	380,000		11,121,122
Sumitomo Mitsui Financial Group	261,500		7,497,275
Tosoh	553,000		2,536,760
			116,935,602
Netherlands - 3.5%
Heineken	87,668		8,100,814
Koninklijke Philips	43,184		1,077,508
NXP Semiconductors	62,064	[a]	4,862,094
Randstad Holding	7,302		294,102
RELX	267,670		4,671,256
			19,005,774
Norway - .6%
Telenor	180,296		2,977,999
Portugal - .9%
Galp Energia	335,231		4,655,548
Singapore - .4%
Singapore Exchange	423,400		2,411,976
Spain - 3.3%
ACS Actividades de Construccion y Servicios	153,422		4,203,969
Banco Bilbao Vizcaya Argentaria	1,613,630		9,247,092
Gamesa Corp Tecnologica	217,263		4,290,689
			17,741,750
Sweden - 2.5%
Svenska Cellulosa, Cl. B	189,528		6,043,822
Swedbank, Cl. A	187,751		3,927,296
Volvo, Cl. B	352,544		3,481,419
			13,452,537
Switzerland - 7.2%
Actelion	31,674	[a]	5,314,787
Adecco	88,961		4,481,479
Julius Baer Group	119,656	[a]	4,808,555
Novartis	166,293		13,679,890
Roche Holding	3,479		918,562
Sika	997		4,170,608
Swiss Life Holding	21,981	[a]	5,077,896
			38,451,777
United Kingdom - 19.3%
AstraZeneca	207,434		12,348,404
BP	153,269		894,993
Carnival	106,835		4,743,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares	Value ($)
United Kingdom - 19.3% (continued)
GlaxoSmithKline	55,383	1,190,646
Imperial Brands	126,191	6,850,294
National Grid	407,225	5,988,478
Prudential	354,518	6,039,530
Royal Dutch Shell, Cl. A	41,990	1,146,476
Royal Dutch Shell, Cl. B	660,672	18,168,084
Shire	97,419	5,999,042
Sky	634,891	7,206,231
Smiths Group	185,027	2,849,938
Standard Chartered	76,788	584,087
Unilever	341,015	16,357,579
Wolseley	98,485	5,104,029
WPP	386,014	8,014,738
		103,485,685
United States - .3%
iShares MSCI EAFE ETF	25,288	1,411,576
Total Common Stocks (cost $564,328,011)		529,742,161
	Number of
Rights - .0%	Rights	Value ($)
Spain - .0%
ACS Actividades de Construccion y Servicios
(cost $114,284)	154,124 [a]	108,268
Total Investments (cost $564,442,295)	98.9%	529,850,429
Cash and Receivables (Net)	1.1%	6,119,677
Net Assets	100.0%	535,970,106
ADR—American Depository Receipt
ETF—Exchange-Traded Fund

a Non-income producing security.

Portfolio Summary (Unaudited)†	Value (%)
Financials	20.2
Health Care	15.1
Industrials	12.8
Consumer Discretionary	12.4
Consumer Staples	11.3
Information Technology	6.4
Energy	5.9
Materials	5.8
Utilities	4.4
Telecommunication Services	4.3
Exchange-Traded Funds	.3
98.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	14,839,178	513,491,407	††	-	528,330,585
Exchange-Traded Funds	1,411,576	-		-	1,411,576
Rights†	-	108,268		-	108,268
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	35,006		-	35,006
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	(4,383)		-	(4,383)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate.

Indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales:
Bank of America
Australian Dollar,
Expiring
7/1/2016	980,362	728,142	731,155	(3,013)
Swedish Krona,
Expiring
7/1/2016	2,353,179	276,761	278,131	(1,370)
Swiss Franc,
Expiring
7/1/2016	622,222	638,062	637,196	866

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Barclays Bank
Euro,
Expiring
7/1/2016	446,004	495,505	494,955	550
7/5/2016	70,404	78,228	78,131	97
Goldman Sachs International
Japanese Yen,
Expiring
7/1/2016	316,506,740	3,083,019	3,064,995	18,024
JP Morgan Chase Bank
Japanese Yen,
Expiring
7/5/2016	202,437,784	1,967,421	1,960,372	7,049
Northern Trust Bank
British Pound,
Expiring
7/1/2016	857,123	1,149,471	1,141,051	8,420
Gross Unrealized Appreciation				35,006
Gross Unrealized Depreciation				(4,383)

At June 30, 2016, accumulated net unrealized depreciation on investments was $34,591,866, consisting of $20,130,563 gross unrealized appreciation and $54,722,429 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2016 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Banks - 8.6%
Bank of Hawaii	12,712	[a]	874,586
Boston Private Financial Holdings	32,557		383,521
First Republic Bank	13,073		914,979
Synovus Financial	20,622		597,832
UMB Financial	10,876		578,712
Webster Financial	23,916		811,948
			4,161,578
Capital Goods - 8.3%
AGCO	15,021	[a]	707,940
Carlisle	2,441		257,965
EnerSys	8,713		518,162
Granite Construction	11,060		503,783
MSC Industrial Direct, Cl. A	9,924		700,237
Snap-on	5,910		932,716
Timken	13,896		426,051
			4,046,854
Commercial & Professional Services - 1.3%
Clean Harbors	11,845	[b]	617,243
Consumer Durables & Apparel - .7%
Deckers Outdoor	5,514	[a,b]	317,165
Consumer Services - 4.6%
Cheesecake Factory	17,457		840,380
Grand Canyon Education	11,045	[b]	440,916
Service Corporation International	35,913		971,088
			2,252,384
Diversified Financials - 1.5%
E*TRADE Financial	30,641	[b]	719,757
Energy - 6.6%
Dril-Quip	9,414	[b]	550,060
Energen	14,405		694,465
Oceaneering International	13,681		408,515
Oil States International	8,717	[b]	286,615
RPC	56,385	[a,b]	875,659
RSP Permian	11,140	[b]	388,675
			3,203,989

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Exchange-Traded Funds - 2.0%
iShares Russell 2000 Value ETF	10,025		975,332
Food & Staples Retailing - 4.0%
Casey's General Stores	7,802		1,026,041
United Natural Foods	19,710	[a,b]	922,428
			1,948,469
Food, Beverage & Tobacco - 2.1%
Boston Beer, Cl. A	3,170	[a,b]	542,165
Hain Celestial Group	9,295	[b]	462,426
			1,004,591
Health Care Equipment & Services - 8.1%
Air Methods	18,868	[a,b]	676,040
Allscripts Healthcare Solutions	19,873	[b]	252,387
Globus Medical, Cl. A	29,056	[b]	692,404
LifePoint Health	8,479	[b]	554,272
MEDNAX	11,732	[b]	849,749
WellCare Health Plans	8,416	[b]	902,869
			3,927,721
Insurance - 2.6%
First American Financial	13,016		523,504
Hanover Insurance Group	8,435		713,770
			1,237,274
Materials - 3.1%
Compass Minerals International	8,870	[a]	658,065
Louisiana-Pacific	21,651	[b]	375,645
Royal Gold	6,731	[a]	484,767
			1,518,477
Media - 2.3%
E.W. Scripps, Cl. A	31,377	[b]	497,012
New York Times, Cl. A	51,578		624,094
			1,121,106
Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
Cambrex	13,976	[b]	722,979
Real Estate - 10.5%
CyrusOne	15,485	[c]	861,895
Empire State Realty Trust, Cl. A	24,741	[c]	469,832
EPR Properties	10,343	[c]	834,473
Equity Commonwealth	28,578	[b,c]	832,477
Healthcare Trust of America, Cl. A	23,933		773,993
National Retail Properties	13,384	[c]	692,220

Common Stocks - 98.9% (continued)	Shares		Value ($)
Real Estate - 10.5% (continued)
Pebblebrook Hotel Trust	23,119	[c]	606,874
			5,071,764
Retailing - 2.1%
Dick's Sporting Goods	9,316		419,779
Guess?	15,493	[a]	233,170
Urban Outfitters	13,142	[b]	361,405
			1,014,354
Semiconductors & Semiconductor Equipment - 3.5%
Cirrus Logic	6,093	[b]	236,347
First Solar	9,805	[b]	475,346
Semtech	17,762	[b]	423,801
Teradyne	29,101		572,999
			1,708,493
Software & Services - 7.7%
Acxiom	20,632	[b]	453,698
Amdocs	14,544		839,480
Aspen Technology	13,460	[a,b]	541,630
CoreLogic	12,827	[b]	493,583
MicroStrategy, Cl. A	1,820	[b]	318,536
PTC	14,253	[b]	535,628
WebMD Health	9,836	[a,b]	571,570
			3,754,125
Technology Hardware & Equipment - 6.3%
Electronics For Imaging	12,409	[b]	534,083
F5 Networks	1,659	[b]	188,861
FLIR Systems	17,213		532,742
IPG Photonics	7,584	[b]	606,720
National Instruments	23,739		650,449
Vishay Intertechnology	43,702	[a]	541,468
			3,054,323
Transportation - 3.7%
Kirby	12,209	[b]	761,720
Knight Transportation	21,906		582,261
Ryder System	7,428		454,148
			1,798,129
Utilities - 7.8%
Atmos Energy	12,447		1,012,190
CMS Energy	17,986		824,838
NiSource	40,130		1,064,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares	Value ($)
Utilities - 7.8% (continued)
Portland General Electric	19,866	876,488
		3,777,764
Total Common Stocks (cost $39,659,788)		47,953,871
Other Investment - 1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $740,931)	740,931 [d]	740,931
Investment of Cash Collateral for Securities Loaned - 8.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $3,939,590)	3,939,590 [d]	3,939,590
Total Investments (cost $44,340,309)	108.6%	52,634,392
Liabilities, Less Cash and Receivables	(8.6%)	(4,153,221)
Net Assets	100.0%	48,481,171
ETF—Exchange-Traded Fund

[a] Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $6,463,534 and the value of the collateral held by the fund was $6,590,849, consisting of cash collateral of $3,939,590 and U.S. Government & Agency securities valued at $2,651,259.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Real Estate	10.5
Money Market Investments	9.7
Banks	8.6
Capital Goods	8.3
Health Care Equipment & Services	8.1
Utilities	7.8
Software & Services	7.7
Energy	6.6
Technology Hardware & Equipment	6.3
Consumer Services	4.6
Food & Staples Retailing	4.0
Transportation	3.7
Semiconductors & Semiconductor Equipment	3.5
Materials	3.1
Insurance	2.6
Media	2.3
Food, Beverage & Tobacco	2.1
Retailing	2.1
Exchange-Traded Funds	2.0
Diversified Financials	1.5
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Commercial & Professional Services	1.3
Consumer Durables & Apparel	.7
108.6
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	46,978,539	-		46,978,539
Exchange-Traded Funds	975,332	-	-	975,332
Mutual Funds	4,680,521	-	-	4,680,521

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

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benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2016, accumulated net unrealized appreciation on investments was $8,294,086, consisting of $9,700,990 gross unrealized appreciation and $1,406,907 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 11, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)